Leases - Sales Type And Direct Financing Leases Lease Receivable Maturity (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessor, Lease, Description [Line Items]
Within 1 year	¥ 1,985,380
Between 1 and 2 years	1,553,474
Between 2 and 3 years	1,088,336
Between 3 and 4 years	677,517
Between 4 and 5 years	313,795
Net investment in sales-type lease	4,909,550	¥ 3,483,308
Factory [Member]
Lessor, Lease, Description [Line Items]
Within 1 year	20,002
Between 1 and 2 years	16,001
Between 2 and 3 years	16,001
Between 3 and 4 years	16,001
Between 4 and 5 years	16,001
Thereafter	156,017
Total minimum lease payments receivable	240,023	0	¥ 0
Unguaranteed residuals	27,736	0	0
Less: Unearned income	(51,541)	0	0
Net investment in sales-type lease	¥ 216,218	¥ 0	¥ 0